Note 10 - Income Taxes - Components of Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Current	$ 2,135	$ 3,881
Deferred	3,425	(478)
Federal Income Tax Expense (Benefit), Continuing Operations	5,560	3,403
Current	1,384	945
Deferred	(99)	(83)
State and Local Income Tax Expense (Benefit), Continuing Operations	1,285	862
Income tax	$ 6,845	$ 4,265